Quarterly Holdings Report
for
Fidelity Advisor® Multi-Asset Income Fund
September 30, 2023
AMAI-NPRT3-1123
1.9865900.108
Corporate Bonds - 23.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 3.2%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp. 3.375% 8/15/26	7,130,000	4,285,130

CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.9%
DraftKings, Inc. 0% 3/15/28	5,664,000	4,284,816
Penn Entertainment, Inc. 2.75% 5/15/26	13,258,000	16,091,235
		20,376,051
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	9,596,000	11,853,841

FINANCIALS - 0.2%
Consumer Finance - 0.2%
LendingTree, Inc. 0.5% 7/15/25	5,187,000	4,084,763

INFORMATION TECHNOLOGY - 0.9%
Software - 0.9%
LivePerson, Inc. 0% 12/15/26	4,949,000	3,704,327
MicroStrategy, Inc. 0% 2/15/27	17,102,000	11,908,123
Unity Software, Inc. 0% 11/15/26	5,784,000	4,578,036
		20,190,486
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. 0.5% 4/1/27	6,223,000	3,609,340

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 0% 11/15/25 (b)	5,780,000	4,826,300

TOTAL CONVERTIBLE BONDS		69,225,911
Nonconvertible Bonds - 20.1%
COMMUNICATION SERVICES - 3.1%
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (b)	4,517,000	3,624,503

Media - 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51	30,006,000	17,460,276
Clear Channel International BV 6.625% 8/1/25 (b)	6,135,000	6,065,045
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	4,145,000	4,104,959
Gannett Holdings LLC 6% 11/1/26 (b)	10,500,000	9,018,450
Magallanes, Inc.:
5.141% 3/15/52	14,300,000	10,625,479
5.391% 3/15/62	14,395,000	10,631,910
Univision Communications, Inc. 4.5% 5/1/29 (b)	7,800,000	6,351,099
		64,257,218
TOTAL COMMUNICATION SERVICES		67,881,721

CONSUMER DISCRETIONARY - 2.4%
Automobile Components - 0.2%
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)	3,650,000	3,700,188

Automobiles - 0.4%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)	9,410,000	9,433,525

Broadline Retail - 0.2%
Angi Group LLC 3.875% 8/15/28 (b)	4,895,000	3,830,220

Hotels, Restaurants & Leisure - 1.1%
Affinity Gaming LLC 6.875% 12/15/27 (b)	5,125,000	4,344,869
Boyd Gaming Corp. 4.75% 6/15/31 (b)	3,700,000	3,148,612
Churchill Downs, Inc. 6.75% 5/1/31 (b)	5,250,000	4,961,250
Dave & Buster's, Inc. 7.625% 11/1/25 (b)	4,970,000	4,967,798
Ontario Gaming GTA LP 8% 8/1/30 (b)	1,160,000	1,160,000
Scientific Games Corp. 7.5% 9/1/31 (b)	1,580,000	1,561,595
Station Casinos LLC 4.625% 12/1/31 (b)	5,215,000	4,171,391
		24,315,515
Specialty Retail - 0.5%
Bath & Body Works, Inc. 7.6% 7/15/37	2,515,000	2,204,487
LCM Investments Holdings 8.25% 8/1/31 (b)	3,250,000	3,157,119
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (b)	4,725,000	4,136,446
		9,498,052
TOTAL CONSUMER DISCRETIONARY		50,777,500

CONSUMER STAPLES - 1.0%
Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)	4,075,000	3,671,674
Minerva Luxembourg SA 8.875% 9/13/33 (b)	2,650,000	2,628,851
New Albertsons LP:
7.45% 8/1/29	807,000	815,070
8% 5/1/31	1,290,000	1,324,526
8.7% 5/1/30	2,165,000	2,281,369
		10,721,490
Personal Care Products - 0.2%
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)	3,500,000	3,417,190

Tobacco - 0.3%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	7,534,000	7,005,867

TOTAL CONSUMER STAPLES		21,144,547

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	3,450,000	3,501,752
Delek Logistics Partners LP 7.125% 6/1/28 (b)	2,700,000	2,466,633
EG Global Finance PLC:
6.75% 2/7/25(b)	3,054,000	3,000,555
8.5% 10/30/25(b)	2,750,000	2,715,625
Enbridge, Inc. 8.5% 1/15/84 (c)	2,850,000	2,826,547
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)	11,505,000	11,491,194
8.75% 6/15/31(b)	6,385,000	6,432,891
Parkland Corp. 4.625% 5/1/30 (b)	4,200,000	3,580,414
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,050,000	4,763,009
7.875% 9/15/30(b)	3,000,000	2,987,925
Petroleos Mexicanos 6.95% 1/28/60	44,745,000	26,360,398
SFL Corp. Ltd. 7.25% 5/12/26 (b)	5,500,000	5,348,750
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	3,000,000	3,007,500
Southwestern Energy Co. 8.375% 9/15/28	5,285,000	5,455,927
		83,939,120
FINANCIALS - 0.9%
Capital Markets - 0.1%
Coinbase Global, Inc. 3.375% 10/1/28 (b)	4,000,000	2,881,350

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 7.35% 11/4/27	3,225,000	3,288,423

Financial Services - 0.4%
GGAM Finance Ltd. 8% 6/15/28 (b)	3,400,000	3,393,294
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)	5,505,000	4,748,063
		8,141,357
Insurance - 0.2%
Athene Holding Ltd. 6.65% 2/1/33	2,300,000	2,281,897
MetLife, Inc. 6.4% 12/15/66 (c)	2,200,000	2,149,663
		4,431,560
TOTAL FINANCIALS		18,742,690

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. 5.25% 5/15/30 (b)	3,500,000	2,660,618

INDUSTRIALS - 2.4%
Air Freight & Logistics - 0.1%
Forward Air Corp. 9.5% 10/15/31 (b)	905,000	904,367

Commercial Services & Supplies - 0.6%
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	3,800,000	3,805,852
Covanta Holding Corp.:
4.875% 12/1/29(b)	3,035,000	2,489,914
5% 9/1/30	4,035,000	3,219,935
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	4,350,000	3,938,107
		13,453,808
Ground Transportation - 1.4%
Uber Technologies, Inc. 7.5% 9/15/27 (b)	29,170,000	29,412,228

Machinery - 0.1%
Chart Industries, Inc. 7.5% 1/1/30 (b)	2,630,000	2,644,412

Passenger Airlines - 0.2%
American Airlines, Inc. 11.75% 7/15/25 (b)	4,725,000	5,079,341

TOTAL INDUSTRIALS		51,494,156

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)	3,300,000	3,174,699

Software - 2.1%
Cloud Software Group, Inc. 9% 9/30/29 (b)	6,000,000	5,214,005
Gen Digital, Inc. 7.125% 9/30/30 (b)	4,015,000	3,955,288
McAfee Corp. 7.375% 2/15/30 (b)	6,990,000	5,851,978
MicroStrategy, Inc. 6.125% 6/15/28 (b)	14,910,000	13,242,167
NCR Corp. 5.125% 4/15/29 (b)	4,070,000	3,585,909
Open Text Corp. 6.9% 12/1/27 (b)	3,400,000	3,407,738
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	11,650,000	9,732,235
		44,989,320
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 8.25% 12/15/29 (b)	3,980,000	4,087,452

TOTAL INFORMATION TECHNOLOGY		52,251,471

MATERIALS - 2.3%
Chemicals - 0.7%
LSB Industries, Inc. 6.25% 10/15/28 (b)	4,079,000	3,695,655
Olympus Water U.S. Holding Corp. 7.125% 10/1/27 (b)	2,800,000	2,589,895
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)	3,900,000	3,440,217
W.R. Grace Holding LLC 5.625% 8/15/29 (b)	5,780,000	4,674,575
		14,400,342
Metals & Mining - 1.6%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	1,305,000	1,298,501
ATI, Inc.:
5.875% 12/1/27	6,143,000	5,820,493
7.25% 8/15/30	3,750,000	3,721,875
Carpenter Technology Corp.:
6.375% 7/15/28	2,320,000	2,237,559
7.625% 3/15/30	4,353,000	4,358,441
ERO Copper Corp. 6.5% 2/15/30 (b)	6,652,000	5,741,607
First Quantum Minerals Ltd. 8.625% 6/1/31 (b)	5,250,000	5,224,704
Mineral Resources Ltd. 8% 11/1/27 (b)	5,945,000	5,833,531
		34,236,711
TOTAL MATERIALS		48,637,053

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	2,725,000	1,930,018
5% 10/15/27	8,795,000	6,814,599
VICI Properties LP 5.125% 5/15/32	12,325,000	11,031,778
		19,776,395
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners 7.75% 9/1/30 (b)	2,605,000	2,573,432

TOTAL REAL ESTATE		22,349,827

UTILITIES - 0.6%
Electric Utilities - 0.5%
Southern Co. 4% 1/15/51 (c)	5,700,000	5,272,400
Vistra Operations Co. LLC:
5.625% 2/15/27(b)	2,125,000	2,015,079
7.75% 10/15/31(b)	3,400,000	3,349,150
		10,636,629
Multi-Utilities - 0.1%
Sempra 4.125% 4/1/52 (c)	1,900,000	1,536,870

TOTAL UTILITIES		12,173,499

TOTAL NONCONVERTIBLE BONDS		432,052,202
TOTAL CORPORATE BONDS (Cost $511,642,920)		501,278,113

U.S. Treasury Obligations - 30.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.75% 11/15/43	27,454,000	23,303,727
3.875% 2/15/43	188,738,000	164,261,041
3.875% 5/15/43	26,800,000	23,290,937
4.375% 8/15/43	25,875,000	24,140,566
U.S. Treasury Notes:
3.375% 5/15/33	21,450,000	19,452,469
3.5% 4/30/28	24,520,000	23,371,294
3.5% 4/30/30	185,170,000	173,300,303
4% 6/30/28	24,225,000	23,578,685
4.125% 7/31/28	84,630,000	82,805,166
4.125% 11/15/32	104,584,000	100,866,365
TOTAL U.S. TREASURY OBLIGATIONS (Cost $701,505,089)		658,370,553

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (c) (Cost $177,586)	200,000	87,246

Common Stocks - 29.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	2,991	44,925
Verizon Communications, Inc.	157,799	5,114,266
		5,159,191
Entertainment - 0.7%
Activision Blizzard, Inc.	524	49,062
Netflix, Inc. (e)	10,400	3,927,040
The Walt Disney Co. (e)	126,200	10,228,510
		14,204,612
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (e)	250,371	32,763,549
Meta Platforms, Inc. Class A (e)(f)	26,600	7,985,586
		40,749,135
Media - 0.5%
Comcast Corp. Class A	265,704	11,781,315
Interpublic Group of Companies, Inc.	646	18,514
		11,799,829
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. Class B (non-vtg.)	430	16,510
T-Mobile U.S., Inc.	483	67,644
		84,154
TOTAL COMMUNICATION SERVICES		71,996,921
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.6%
Stellantis NV (f)	202,599	3,875,719
Tesla, Inc. (e)(f)	37,400	9,358,228
		13,233,947
Broadline Retail - 1.1%
Amazon.com, Inc. (e)(f)	186,700	23,733,304
Diversified Consumer Services - 0.0%
H&R Block, Inc.	478	20,583
Hotels, Restaurants & Leisure - 1.8%
A&W Revenue Royalties Income Fund (g)	244,500	5,733,352
Dave & Buster's Entertainment, Inc. (e)(f)	101,800	3,773,726
Genius Sports Ltd. (e)(g)	712,765	3,799,037
McDonald's Corp.	24,921	6,565,188
Pizza Pizza Royalty Corp.	942,900	9,593,873
Rush Street Interactive, Inc. (e)	807,474	3,730,530
Sportradar Holding AG (e)(g)	274,295	2,745,693
Super Group SGHC Ltd. (e)	964,806	3,560,134
		39,501,533
Specialty Retail - 0.2%
Best Buy Co., Inc.	186	12,921
Burlington Stores, Inc. (e)	198	26,789
Dick's Sporting Goods, Inc.	28	3,040
Lowe's Companies, Inc. (f)	18,895	3,927,137
TJX Companies, Inc.	1,134	100,790
		4,070,677
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co.	72	5,335
Tapestry, Inc.	440	12,650
		17,985
TOTAL CONSUMER DISCRETIONARY		80,578,029
CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Keurig Dr. Pepper, Inc.	1,923	60,709
The Coca-Cola Co.	1,227	68,687
		129,396
Consumer Staples Distribution & Retail - 0.4%
Albertsons Companies, Inc.	306,105	6,963,889
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	450	22,854
BJ's Wholesale Club Holdings, Inc. (e)	528	37,683
Costco Wholesale Corp.	59	33,333
Dollar Tree, Inc. (e)	419	44,603
Metro, Inc.	474	24,617
Target Corp.	114	12,605
Walmart, Inc.	778	124,426
		7,264,010
Food Products - 0.3%
Bunge Ltd.	347	37,563
JBS SA	1,720,000	6,176,403
Mondelez International, Inc.	872	60,517
		6,274,483
Household Products - 0.0%
Procter & Gamble Co.	839	122,377
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. Class A	121	17,491
Kenvue, Inc.	2,379	47,770
Unilever PLC	216	10,685
		75,946
Tobacco - 0.2%
Philip Morris International, Inc.	53,562	4,958,770
TOTAL CONSUMER STAPLES		18,824,982
ENERGY - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
Antero Midstream GP LP (g)	925,000	11,081,500
Canadian Natural Resources Ltd.	923	59,692
Cheniere Energy, Inc.	50,800	8,430,768
ConocoPhillips Co.	893	106,981
DHT Holdings, Inc.	4,222,899	43,495,860
Energy Transfer LP	873,600	12,256,608
Enterprise Products Partners LP (f)	327,970	8,976,539
Exxon Mobil Corp.	121,936	14,337,235
Freehold Royalties Ltd. (g)	810,900	8,776,168
Hess Corp.	403	61,659
Hess Midstream LP	372,300	10,845,099
Imperial Oil Ltd.	1,042	64,181
MPLX LP	327,000	11,631,390
Phillips 66 Co.	268	32,200
Scorpio Tankers, Inc. (f)	471,131	25,497,610
Southwestern Energy Co. (e)	1,187,500	7,659,375
Valero Energy Corp.	211	29,901
		163,342,766
FINANCIALS - 0.3%
Banks - 0.1%
Bank of America Corp.	5,715	156,477
Huntington Bancshares, Inc.	3,808	39,603
JPMorgan Chase & Co.	1,886	273,508
M&T Bank Corp.	387	48,936
PNC Financial Services Group, Inc.	770	94,533
Wells Fargo & Co.	2,718	111,057
		724,114
Capital Markets - 0.2%
Blackstone, Inc. (f)	41,400	4,435,596
Consumer Finance - 0.0%
Capital One Financial Corp.	397	38,529
Financial Services - 0.0%
Edenred SA	583	36,539
Visa, Inc. Class A	201	46,232
		82,771
Insurance - 0.0%
American Financial Group, Inc.	382	42,658
Chubb Ltd.	548	114,083
Hartford Financial Services Group, Inc.	1,099	77,930
Marsh & McLennan Companies, Inc.	332	63,180
The Travelers Companies, Inc.	402	65,651
		363,502
TOTAL FINANCIALS		5,644,512
HEALTH CARE - 2.6%
Biotechnology - 0.3%
Gilead Sciences, Inc.	71,211	5,336,552
Health Care Providers & Services - 0.6%
Centene Corp. (e)	86,700	5,971,896
Cigna Group	408	116,717
UnitedHealth Group, Inc. (f)	12,245	6,173,807
		12,262,420
Life Sciences Tools & Services - 0.2%
Danaher Corp. (f)	20,426	5,067,691
Pharmaceuticals - 1.5%
AstraZeneca PLC (United Kingdom)	40,585	5,474,288
Bristol-Myers Squibb Co.	84,959	4,931,020
Eli Lilly & Co. (f)	12,733	6,839,276
Johnson & Johnson	33,476	5,213,887
Merck & Co., Inc.	48,586	5,001,929
Roche Holding AG (participation certificate)	324	88,452
Royalty Pharma PLC	1,382	37,507
Sanofi SA	971	104,261
Sanofi SA sponsored ADR	100,800	5,406,912
		33,097,532
TOTAL HEALTH CARE		55,764,195
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.5%
Huntington Ingalls Industries, Inc.	192	39,279
Lockheed Martin Corp.	11,500	4,703,040
Northrop Grumman Corp. (f)	12,136	5,342,146
The Boeing Co. (e)	563	107,916
		10,192,381
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	22,057	3,438,025
Building Products - 0.2%
Carrier Global Corp. (f)	96,600	5,332,320
Johnson Controls International PLC	648	34,480
		5,366,800
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.	111,922	3,553,982
Electrical Equipment - 0.8%
AMETEK, Inc.	416	61,468
Babcock & Wilcox Enterprises, Inc. (e)	1,456,015	6,129,823
Eaton Corp. PLC (f)	25,100	5,353,328
Regal Rexnord Corp. (f)	34,529	4,933,504
		16,478,123
Ground Transportation - 0.4%
CSX Corp. (f)	160,600	4,938,450
Uber Technologies, Inc. (e)(f)	92,900	4,272,471
		9,210,921
Industrial Conglomerates - 0.0%
General Electric Co.	6,091	673,360
Hitachi Ltd.	376	23,304
Siemens AG	218	31,154
		727,818
Machinery - 0.2%
Crane Co.	346	30,739
Fortive Corp. (f)	73,405	5,443,715
ITT, Inc.	907	88,804
		5,563,258
Professional Services - 0.0%
Experian PLC	526	17,270
KBR, Inc.	452	26,641
Paychex, Inc.	66	7,612
		51,523
Trading Companies & Distributors - 0.0%
Watsco, Inc.	115	43,438
TOTAL INDUSTRIALS		54,626,269
INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 0.0%
Cisco Systems, Inc.	2,762	148,485
Electronic Equipment, Instruments & Components - 0.0%
Crane Nxt Co.	377	20,950
IT Services - 0.0%
Accenture PLC Class A	201	61,729
Amdocs Ltd.	843	71,225
GTT Communications, Inc. (h)	1,508	42,933
		175,887
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. (e)(f)	30,000	3,084,600
Analog Devices, Inc.	355	62,157
NVIDIA Corp. (f)	46,950	20,422,781
NXP Semiconductors NV	460	91,963
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	964	83,772
		23,745,273
Software - 2.6%
Bill Holdings, Inc. (e)	55,600	6,036,492
Gen Digital, Inc.	186,745	3,301,652
Microsoft Corp.	95,891	30,277,583
Roper Technologies, Inc. (f)	9,484	4,592,912
Salesforce, Inc. (e)	20,500	4,156,990
ServiceNow, Inc. (e)(f)	7,100	3,968,616
Workiva, Inc. (e)	37,140	3,763,768
		56,098,013
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. (f)	127,658	21,856,326
Samsung Electronics Co. Ltd.	1,537	77,523
Seagate Technology Holdings PLC	140	9,233
		21,943,082
TOTAL INFORMATION TECHNOLOGY		102,131,690
MATERIALS - 1.9%
Chemicals - 0.0%
Linde PLC	433	161,228
Containers & Packaging - 0.3%
Ball Corp.	815	40,571
Crown Holdings, Inc. (f)	60,498	5,352,863
		5,393,434
Metals & Mining - 1.6%
Agnico Eagle Mines Ltd. (United States) (g)	201,100	9,139,995
ATI, Inc. (e)(f)	84,000	3,456,600
Carpenter Technology Corp. (f)	60,900	4,093,089
Freeport-McMoRan, Inc.	2,373	88,489
Newmont Corp.	248,600	9,185,770
Wheaton Precious Metals Corp.	225,626	9,156,271
		35,120,214
TOTAL MATERIALS		40,674,876
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	248	40,784
Crown Castle International Corp.	47,700	4,389,831
Digital Realty Trust, Inc. (f)	43,200	5,228,064
Lamar Advertising Co. Class A	748	62,436
Postal Realty Trust, Inc.	224,094	3,025,269
Prologis (REIT), Inc.	35,200	3,949,792
Public Storage	154	40,582
Simon Property Group, Inc.	80,400	8,685,612
Spirit Realty Capital, Inc.	137,117	4,597,533
Tanger Factory Outlet Centers, Inc.	195,133	4,410,006
Weyerhaeuser Co. (f)	117,100	3,590,286
		38,020,195
UTILITIES - 0.6%
Electric Utilities - 0.0%
Constellation Energy Corp.	436	47,559
Exelon Corp.	781	29,514
FirstEnergy Corp.	653	22,320
NextEra Energy, Inc.	1,395	79,920
PG&E Corp. (e)	1,726	27,840
Southern Co.	947	61,290
		268,443
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	327,416	9,724,255
Vistra Corp.	110,258	3,658,360
		13,382,615
Multi-Utilities - 0.0%
Ameren Corp.	364	27,238
CenterPoint Energy, Inc.	1,001	26,877
Dominion Energy, Inc.	492	21,978
WEC Energy Group, Inc.	359	28,917
		105,010
TOTAL UTILITIES		13,756,068
TOTAL COMMON STOCKS (Cost $575,617,064)		645,360,503

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc. 6.296%	172,100	6,477,844

Nonconvertible Preferred Stocks - 1.5%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge, Inc. Series L, U.S. TREASURY 5 YEAR INDEX + 3.150% 4.959% (c)(d)	110,300	1,930,250
Energy Transfer LP 7.60% (c)	220,016	5,405,793
		7,336,043
FINANCIALS - 0.5%
Banks - 0.1%
Wells Fargo & Co. 6.625% (c)	53,000	1,345,140

Capital Markets - 0.4%
Morgan Stanley 6.875% (c)	331,409	8,285,225

TOTAL FINANCIALS		9,630,365

INDUSTRIALS - 0.6%
Electrical Equipment - 0.6%
Babcock & Wilcox Enterprises, Inc. 8.125%	500,748	11,842,690

UTILITIES - 0.1%
Electric Utilities - 0.1%
Pacific Gas & Electric Co. Series A	96,801	1,984,421

TOTAL NONCONVERTIBLE PREFERRED STOCKS		30,793,519
TOTAL PREFERRED STOCKS (Cost $39,273,993)		37,271,363

Bank Loan Obligations - 4.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4146% 12/1/28 (c)(d)(i)	2,185,257	2,100,578
CONSUMER DISCRETIONARY - 2.4%
Broadline Retail - 1.2%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (c)(d)(i)	26,393,615	26,304,141
Hotels, Restaurants & Leisure - 1.2%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 7/21/28 (c)(d)(i)	5,513,389	5,478,930
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3161% 1/27/29 (c)(d)(i)	6,565,058	6,491,201
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9161% 11/30/29 (c)(d)(i)	13,717,513	13,728,898
		25,699,029
TOTAL CONSUMER DISCRETIONARY		52,003,170
HEALTH CARE - 0.2%
Health Care Technology - 0.2%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5684% 2/15/29 (c)(d)(i)	3,965,427	3,884,889
INDUSTRIALS - 1.0%
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 10.1661% 11/23/28 (c)(d)(h)(i)	1,881,000	1,881,000
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 13.4161% 11/23/29 (c)(d)(h)(i)	655,000	655,000
		2,536,000
Construction & Engineering - 0.2%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(h)(i)	4,548,091	4,400,278
Ground Transportation - 0.7%
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1594% 3/3/30 (c)(d)(i)	14,012,376	13,999,625
TOTAL INDUSTRIALS		20,935,903
INFORMATION TECHNOLOGY - 0.6%
Software - 0.6%
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 8/31/28 (c)(d)(i)	3,740,482	3,705,658
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 4/22/28 (c)(d)(i)	1,196,947	1,181,985
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8161% 10/7/27 (c)(d)(i)	2,743,003	2,734,444
Ukg, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 10.0225% 5/4/26 (c)(d)(i)	234,413	234,607
CME Term SOFR 3 Month Index + 3.250% 8.6184% 5/4/26 (c)(d)(i)	3,962,133	3,947,711
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6661% 2/28/27 (c)(d)(i)	2,099,561	2,089,063
		13,893,468
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 8/1/25 (c)(d)(i)	1,089,000	1,090,361
TOTAL BANK LOAN OBLIGATIONS (Cost $93,564,189)		93,908,369

Preferred Securities - 8.5%
	Principal Amount (a)	Value ($)
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6542% (c)(d)(j)	13,510,000	12,628,870
6.5% (c)(j)	2,450,000	2,251,183
6.625% (c)(j)	2,700,000	2,151,803
7.125% (c)(j)	3,225,000	2,780,501
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7362% (c)(d)(j)	6,100,000	5,756,297
		25,568,654
FINANCIALS - 6.1%
Banks - 4.3%
Bank of America Corp.:
CME Term SOFR 3 Month Index + 0.910% 3% 12/31/99 (c)(d)	61,500	1,297,650
4.375% (c)(j)	1,600,000	1,340,878
5.875% (c)(j)	2,600,000	2,358,620
6.1% (c)(j)	3,710,000	3,632,964
6.125% (c)(j)	4,000,000	3,832,491
6.25% (c)(j)	3,585,000	3,527,041
6.5% (c)(j)	6,170,000	6,130,568
8.8062% (c)(d)(j)	3,900,000	3,901,626
Citigroup, Inc.:
4% (c)(j)	3,030,000	2,650,496
5% (c)(j)	2,700,000	2,553,310
5.95% (c)(j)	4,325,000	4,126,660
7.625% (c)(j)	3,000,000	2,926,806
9.0922% (c)(d)(j)	3,700,000	3,698,676
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 2.840% 8.2135% (c)(d)(j)	7,600,000	7,590,996
4.6% (c)(j)	10,960,000	10,252,965
5% (c)(j)	12,688,000	12,263,836
6.125% (c)(j)	2,320,000	2,295,001
PNC Financial Services Group, Inc.:
CME Term SOFR 3 Month Index + 3.930% 9.3115% (c)(d)(j)	4,500,000	4,504,417
5% (c)(j)	4,250,000	3,671,506
6.25% (c)(j)	3,150,000	2,700,226
Wells Fargo & Co.:
5.9% (c)(j)	4,950,000	4,850,778
7.625% (c)(j)	4,000,000	4,032,296
		94,139,807
Capital Markets - 1.3%
Bank of New York Mellon Corp.:
3.75% (c)(j)	1,875,000	1,520,800
4.7% (c)(j)	3,550,000	3,417,089
Charles Schwab Corp.:
4% (c)(j)	3,090,000	2,180,214
5% (c)(j)	3,765,000	3,146,494
5.375% (c)(j)	5,625,000	5,404,095
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 3.130% 8.5009% (c)(d)(j)	3,520,000	3,503,709
3.65% (c)(j)	2,800,000	2,257,028
4.125% (c)(j)	1,350,000	1,104,203
Morgan Stanley 5.875% (c)(j)	3,220,000	2,933,258
State Street Corp. 5.625% (c)(j)	3,215,000	3,106,277
		28,573,167
Consumer Finance - 0.4%
Ally Financial, Inc.:
4.7% (c)(j)	3,805,000	2,611,144
4.7% (c)(j)	4,610,000	2,886,765
American Express Co. 3.55% (c)(j)	3,075,000	2,441,516
		7,939,425
Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (c)(j)	1,000,000	941,161
Insurance - 0.1%
MetLife, Inc. 3.85% (c)(j)	1,775,000	1,642,030
TOTAL FINANCIALS		133,235,590
UTILITIES - 1.2%
Electric Utilities - 0.4%
Duke Energy Corp. 4.875% (c)(j)	6,525,000	6,350,706
Edison International 5% (c)(j)	2,650,000	2,264,830
		8,615,536
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.:
7% (b)(c)(j)	5,995,000	5,470,438
8% (b)(c)(j)	4,390,000	4,179,946
		9,650,384
Multi-Utilities - 0.4%
Dominion Energy, Inc. 4.65% (c)(j)	5,055,000	4,627,150
Sempra 4.875% (c)(j)	3,515,000	3,330,414
		7,957,564
TOTAL UTILITIES		26,223,484
TOTAL PREFERRED SECURITIES (Cost $187,240,448)		185,027,728

Other - 1.1%
	Shares	Value ($)
Other - 1.1%
Fidelity Private Credit Central Fund LLC (k) (Cost $22,373,783)	2,252,813	22,956,162

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l)	20,700,460	20,704,600
Fidelity Securities Lending Cash Central Fund 5.39% (l)(m)	20,089,202	20,091,211
TOTAL MONEY MARKET FUNDS (Cost $40,795,811)		40,795,811

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $2,172,190,883)	2,185,055,848
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(30,827,050)
NET ASSETS - 100.0%	2,154,228,798

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Advanced Micro Devices, Inc.	Chicago Board Options Exchange	100	1,028,200	120.00	12/15/23	(32,250)
Amazon.com, Inc.	Chicago Board Options Exchange	300	3,813,600	145.00	11/17/23	(46,500)
Apple, Inc.	Chicago Board Options Exchange	500	8,560,500	195.00	01/19/24	(97,750)
ATI, Inc.	Chicago Board Options Exchange	300	1,234,500	52.50	12/15/23	(9,000)
Blackstone, Inc.	Chicago Board Options Exchange	162	1,735,668	120.00	12/15/23	(26,649)
Carpenter Technology Corp.	Chicago Board Options Exchange	100	672,100	75.00	12/15/23	(23,500)
Carpenter Technology Corp.	Chicago Board Options Exchange	79	530,959	80.00	12/15/23	(10,073)
Carrier Global Corp.	Chicago Board Options Exchange	200	1,104,000	65.00	12/15/23	(10,000)
Carrier Global Corp.	Chicago Board Options Exchange	100	552,000	62.50	01/19/24	(13,250)
Crown Holdings, Inc.	Chicago Board Options Exchange	100	884,800	105.00	10/20/23	(1,750)
Crown Holdings, Inc.	Chicago Board Options Exchange	89	787,472	100.00	01/19/24	(14,018)
CSX Corp.	Chicago Board Options Exchange	470	1,445,250	32.50	11/17/23	(22,325)
Danaher Corp.	Chicago Board Options Exchange	68	1,687,080	290.00	12/15/23	(8,160)
Dave & Buster's Entertainment, Inc.	Chicago Board Options Exchange	200	741,400	50.00	12/15/23	(3,000)
Digital Realty Trust, Inc.	Chicago Board Options Exchange	143	1,730,586	150.00	01/19/24	(10,725)
Eaton Corp. PLC	Chicago Board Options Exchange	135	2,879,280	240.00	10/20/23	(2,700)
Eli Lilly & Co.	Chicago Board Options Exchange	37	1,987,381	610.00	11/17/23	(11,655)
Enterprise Products Partners LP	Chicago Board Options Exchange	2,000	5,474,000	28.00	12/15/23	(60,000)
Fortive Corp.	Chicago Board Options Exchange	243	1,802,088	85.00	12/15/23	(8,505)
Lowe's Companies, Inc.	Chicago Board Options Exchange	100	2,078,400	240.00	01/19/24	(19,700)
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	87	2,611,827	320.00	11/17/23	(101,138)
Northrop Grumman Corp.	Chicago Board Options Exchange	42	1,848,798	490.00	11/17/23	(8,925)
NVIDIA Corp.	Chicago Board Options Exchange	100	4,349,900	520.00	11/17/23	(38,750)
NVIDIA Corp.	Chicago Board Options Exchange	48	2,087,952	490.00	11/17/23	(39,240)
Regal Rexnord Corp.	Chicago Board Options Exchange	117	1,671,696	175.00	11/17/23	(8,483)
Roper Technologies, Inc.	Chicago Board Options Exchange	27	1,307,556	530.00	11/17/23	(6,615)
Scorpio Tankers, Inc.	Chicago Board Options Exchange	3,300	17,859,600	70.00	01/19/24	(371,250)
ServiceNow, Inc.	Chicago Board Options Exchange	44	2,459,424	610.00	11/17/23	(49,500)
ServiceNow, Inc.	Chicago Board Options Exchange	21	1,173,816	650.00	10/20/23	(735)
Stellantis NV	Chicago Board Options Exchange	1,400	2,678,200	21.00	12/15/23	(56,000)
Stellantis NV	Chicago Board Options Exchange	600	1,147,800	20.00	10/20/23	(12,000)
Tesla, Inc.	Chicago Board Options Exchange	51	1,276,122	290.00	10/20/23	(11,373)
Tesla, Inc.	Chicago Board Options Exchange	25	625,550	295.00	10/20/23	(4,325)
Tesla, Inc.	Chicago Board Options Exchange	39	975,858	325.00	11/17/23	(7,683)
Uber Technologies, Inc.	Chicago Board Options Exchange	200	919,800	52.50	12/15/23	(26,400)
Uber Technologies, Inc.	Chicago Board Options Exchange	300	1,379,700	50.00	10/20/23	(9,150)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	100	5,041,900	520.00	12/15/23	(142,750)
Weyerhaeuser Co.	Chicago Board Options Exchange	500	1,533,000	36.00	01/19/24	(8,750)

TOTAL WRITTEN OPTIONS						(1,334,577)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,969,778 or 14.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $91,677,763.
(g)	Security or a portion of the security is on loan at period end.
(h)	Level 3 security
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Security is perpetual in nature with no stated maturity date.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,956,162 or 1.1% of net assets.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/28/22 - 9/11/23	22,373,784

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	18,295,144	779,354,026	776,944,570	382,342	-	-	20,704,600	0.0%
Fidelity Private Credit Central Fund LLC	13,386,113	8,941,375	-	1,634,369	34,577	594,097	22,956,162	3.5%
Fidelity Securities Lending Cash Central Fund 5.39%	30,634,576	181,855,477	192,398,842	146,958	-	-	20,091,211	0.1%
Total	62,315,833	970,150,878	969,343,412	2,163,669	34,577	594,097	63,751,973

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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